ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - shares	Oct. 19, 2020	May 13, 2022	Mar. 31, 2022	Mar. 14, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Catalyst percentage			50.00%		50.00%
Common stock, shares issued			37,295,803		37,295,803	35,201,513
Common stock, shares outstanding			37,295,803		37,295,803	35,201,513
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued		37,295,803		37,295,803
Common stock, shares outstanding		37,295,803		37,295,803
Subsequent Event [Member] | Non Affiliate Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares held		11,655,803		11,655,803
Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of common stock outstanding	75.00%
Percentage of acquisition ownership interest	100.00%
Share Exchange Agreement [Member] | Sigyn Stockholder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of acquisition ownership interest	100.00%